Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Number
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Longboard Fund Class A
Shareholder Report [Line Items]
Fund Name	Longboard Fund
Class Name	Class A
Trading Symbol	LONAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2024 - May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.longboardfunds.com/resources. You can also request this information by contacting us at 855-294-7540.
Additional Information Phone Number	855-294-7540
Additional Information Website	www.longboardfunds.com/resources
Expenses [Text Block]
What were the Fund’s costs for the last 6 months?
(based on a hypothetical $10,000 investment)

Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
A	$227	2.24%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.24%
Line Graph [Table Text Block]

How has the Fund performed since its inception?

Longboard Fund has underperformed its primary benchmark, the Morningstar Moderate Target Risk Index, and its secondary benchmark, the Russell 2000 Total Return Index, since inception.

Total Return Based on a $10,000 Investment

The above chart represents the historic performance of a hypothetical $10,000 investment since fund inception (12/9/2015). The results of this chart do not predict the results of future time periods and does not guarantee the same results. The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Morningstar Moderate Target Risk Index: Index representing a balanced portfolio of 60% equities and 40% bonds.

Russell 2000 Total Return Index: A small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index.

S&P 500 Index: A stock market index tracking the performance of 500 of the largest companies listed on stock exchanges in the United States.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 5/31/2025
	1 Year	5 Years	Since Inception (12/9/2015)
LONAX (Without Load)	2.87%	6.64%	6.74%
LONAX (With Load)	-3.05%	5.38%	6.08%
S&P 500 Index	13.52%	15.94%	13.83%
Russell 2000 Total Return Index	1.19%	9.64%	7.89%
Morningstar Moderate Target Risk Index	10.52%	7.42%	7.18%
ICE BofA 3-Month U.S. Treasury Bill	4.79%	2.72%	2.06%

Longboard Fund - Class A: LONAX Annual Shareholder Report - May 31, 2025

Net Assets	$ 136,756,623
Holdings Count | Number	423
Advisory Fees Paid, Amount	$ 2,719,413
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Fund Statistics as of 5/31/2025
Total Net Assets	$136,756,623
# of Portfolio Holdings	423
Portfolio Turnover Rate	61%
Advisory Fees Paid	$2,719,413

Holdings [Text Block]

What did the Fund invest in?

Longboard Fund employs a trend-following strategy, maintaining a diversified portfolio of to stocks exhibiting strong upward trends, increasing exposure to market leaders while eliminating positions in underperforming stocks.

Top 10 Holdings
Holding Name	% of Net Assets
Automatic Data Processing, Inc.	0.3%
Boston Scientific Corporation	0.3%
Starwood Property Trust, Inc.	0.3%
Phillips Edison & Company, Inc.	0.2%
Arthur J Gallagher & Company	0.2%
Roper Technologies, Inc.	0.2%
Progressive Corporation (The)	0.2%
Bank of New York Mellon Corporation (The)	0.2%
Box, Inc., Class A	0.2%
TJX Companies, Inc. (The)	0.2%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the period ended May 31, 2025.
Updated Prospectus Web Address	www.longboardfunds.com
Longboard Fund Class I
Shareholder Report [Line Items]
Fund Name	Longboard Fund
Class Name	Class I
Trading Symbol	LONGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2024 - May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.longboardfunds.com/resources. You can also request this information by contacting us at 855-294-7540.
Additional Information Phone Number	855-294-7540
Additional Information Website	www.longboardfunds.com/resources
Expenses [Text Block]
What were the Fund’s costs for the year?
(based on a hypothetical $10,000 investment)

Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
Institutional	$202	1.99%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.99%
Line Graph [Table Text Block]

How has the Fund performed since its inception?

Longboard Fund has outperformed its primary benchmark, the Morningstar Moderate Target Risk Index, and its secondary benchmark, the Russell 2000 Total Return Index, since inception.

Total Return Based on a $10,000 Investment

The above chart represents the historic performance of a hypothetical $10,000 investment since fund inception (3/19/2015). The results of this chart do not predict the results of future time periods and does not guarantee the same results. The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Morningstar Moderate Target Risk Index: Index representing a balanced portfolio of 60% equities and 40% bonds.

Russell 2000 Total Return Index: A small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index.

S&P 500 Index: A stock market index tracking the performance of 500 of the largest companies listed on stock exchanges in the United States.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 5/31/2025
	1 Year	5 Years	10 Years
LONGX	3.16%	6.92%	7.23%
S&P 500 Index	13.52%	15.94%	12.86%
Russell 2000 Total Return Index	1.19%	9.64%	6.64%
Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%
ICE BofA 3-Month U.S. Treasury Bill	4.79%	2.72%	1.95%

Longboard Fund - Class I: LONGX Annual Shareholder Report - May 31, 2025

Net Assets	$ 136,756,623
Holdings Count | Number	423
Advisory Fees Paid, Amount	$ 2,719,413
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Fund Statistics as of 5/31/2025
Total Net Assets	$136,756,623
# of Portfolio Holdings	423
Portfolio Turnover Rate	61%
Advisory Fees Paid	$2,719,413

Holdings [Text Block]

What did the Fund invest in?

Longboard Fund employs a trend-following strategy, maintaining a diversified portfolio of to stocks exhibiting strong upward trends, increasing exposure to market leaders while eliminating positions in underperforming stocks.

Top 10 Holdings
Holding Name	% of Net Assets
Automatic Data Processing, Inc.	0.3%
Boston Scientific Corporation	0.3%
Starwood Property Trust, Inc.	0.3%
Phillips Edison & Company, Inc.	0.2%
Arthur J Gallagher & Company	0.2%
Roper Technologies, Inc.	0.2%
Progressive Corporation (The)	0.2%
Bank of New York Mellon Corporation (The)	0.2%
Box, Inc., Class A	0.2%
TJX Companies, Inc. (The)	0.2%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the period ended May 31, 2025.
Updated Prospectus Web Address	www.longboardfunds.com